Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7: INTANGIBLE ASSETS, NET

	December 31,
	2020	2019

Original amount:
Intellectual property	$2,043	$2,043

Less - Accumulated amortization	(272)	(136)

	$1,771	$1,907

Amortization expenses for the years ended December 31, 2020 and 2019, amounted to $136. The estimated amortization expenses for the following years as of December 31, 2020 are as follows:

Year ended on December 31, 2021	$136
Year ended on December 31, 2022	136
Year ended on December 31, 2023	136
Year ended on December 31, 2024	136
Year ended on December 31, 2025 and thereafter	1,227

$1,771